Equity Activity	12 Months Ended
Dec. 31, 2013
Equity Activity
Equity Activity

Note L.

Equity Activity

The authorized capital stock of IBM consists of 4,687,500,000 shares of common stock with a $.20 per share par value, of which 1,054,390,937 shares were outstanding at December 31, 2013 and 150,000,000 shares of preferred stock with a $.01 per share par value, none of which were outstanding at December 31, 2013.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company repurchased 73,121,942 common shares at a cost of $13,993 million, 61,246,371 common shares at a cost of $12,008 million and 88,683,716 common shares at a cost of $15,034 million in 2013, 2012 and 2011, respectively. These amounts reflect transactions executed through December 31 of each year. Actual cash disbursements for repurchased shares may differ due to varying settlement dates for these transactions. At December 31, 2013, $14,659 million of Board common stock repurchase authorization was still available. The company plans to purchase shares on the open market or in private transactions from time to time, depending on market conditions.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 9,961,389 shares in 2013, 15,091,320 shares in 2012, and 20,669,785 shares in 2011. The company issued 1,849,883 treasury shares in 2013, 2,746,169 treasury shares in 2012 and 4,920,198 treasury shares in 2011, as a result of RSU releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 1,666,069 common shares at a cost of $336 million, 2,406,007 common shares at a cost of $468 million, and 1,717,246 common shares at a cost of $289 million in 2013, 2012 and 2011, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity.

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2013:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,335)	$(66)	$(1,401)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(4)	$2	$(3)
Reclassification of (gains)/losses to other (income) and expense	(8)	2	(5)
Subsequent changes in previously impaired securities arising during
the period	4	(1)	3
Total net changes related to available-for-sale securities	$(8)	$3	$(5)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$43	$(15)	$28
Reclassification of (gains)/losses to:
Cost of sales	34	(14)	21
SG&A expense	(39)	14	(25)
Other (income) and expense	(162)	62	(99)
Interest expense	0	(0)	0
Total unrealized gains/(losses) on cash flow hedges	$(123)	$47	$(76)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$16	$(0)	$16
Net (losses)/gains arising during the period	5,369	(1,974)	3,395
Curtailments and settlements	(3)	1	(2)
Amortization of prior service (credits)/costs	(114)	40	(75)
Amortization of net (gains)/losses	3,499	(1,195)	2,304
Total retirement-related benefit plans	$8,767	$(3,128)	$5,639
Other comprehensive income/(loss)	$7,301	$(3,144)	$4,157

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 127 to 141 for additional information.)
($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2012:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(44)	$10	$(34)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$8	$(4)	$4
Reclassification of (gains)/losses to other (income) and expense	(42)	17	(25)
Subsequent changes in previously impaired securities arising during
the period	20	(8)	12
Total net changes related to available-for-sale securities	$(14)	$5	$(9)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$32	$(27)	$5
Reclassification of (gains)/losses to:
Cost of sales	(7)	(6)	(13)
SG&A expense	(16)	4	(12)
Other (income) and expense	(237)	91	(146)
Interest expense	6	(3)	3
Total unrealized gains/(losses) on cash flow hedges	$(220)	$59	$(161)
Retirement-related benefit plans(1)
Net (losses)/gains arising during the period	$(7,489)	$2,327	$(5,162)
Curtailments and settlements	(2)	0	(2)
Amortization of prior service (credits)/costs	(148)	59	(89)
Amortization of net (gains)/losses	2,457	(874)	1,583
Total retirement-related benefit plans	$(5,182)	$1,513	$(3,669)
Other comprehensive income/(loss)	$(5,460)	$1,587	$(3,874)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 127 to 141 for additional information.)
($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2011:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(693)	$(18)	$(711)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(14)	$5	$(9)
Reclassification of (gains)/losses to other (income) and expense	(231)	88	(143)
Subsequent changes in previously impaired securities arising during
the period	4	(1)	3
Total net changes related to available-for-sale securities	$(241)	$91	$(150)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(266)	$105	$(162)
Reclassification of (gains)/losses to:
Cost of sales	182	(61)	121
SG&A expense	75	(23)	52
Other (income) and expense	247	(3)	244
Interest expense	8	(95)	(88)
Total unrealized gains/(losses) on cash flow hedges	$245	$(77)	$167
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(28)	$7	$(22)
Net (losses)/gains arising during the period	(5,463)	1,897	(3,566)
Curtailments and settlements	11	(3)	7
Amortization of prior service (credits)/costs	(157)	62	(94)
Amortization of net (gains)/losses	1,847	(619)	1,227
Total retirement-related benefit plans	$(3,790)	$1,343	$(2,448)
Other comprehensive income/(loss)	$(4,479)	$1,339	$(3,142)

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, "Retirement-Related Benefits," on pages 127 to 141 for additional information.)
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2010	$(96)	$2,478	$(21,289)	$164	$(18,743)
Other comprehensive income before
reclassifications	(162)	(711)	(3,581)	(7)	(4,461)
Amount reclassified from accumulated
other comprehensive income	329	0	1,133	(143)	1,319
Total change for the period	167	(711)	(2,448)	(150)	(3,142)
December 31, 2011	71	1,767	(23,737)	13	(21,885)
Other comprehensive income before
reclassifications	5	(34)	(5,164)	16	(5,177)
Amount reclassified from accumulated
other comprehensive income	(167)	0	1,495	(25)	1,303
Total change for the period	(161)	(34)	(3,669)	(9)	(3,874)
December 31, 2012	(90)	1,733	(27,406)	4	(25,759)
Other comprehensive income before
reclassifications	28	(1,401)	3,409	0	2,036
Amount reclassified from accumulated
other comprehensive income	(103)	0	2,229	(5)	2,121
Total change for the period	(76)	(1,401)	5,639	(5)	4,157
December 31, 2013	$(165)	$332	$(21,767)	$(1)	$(21,602)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.